SHARE CAPITAL (Disclosure of detailed information about movement of options outstanding - Warrants) (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of classes of share capital [Line Items]
Opening balance | shares	837,807	0
Mako replacement warrants | shares	0	841,503
Exercised | shares	(793,807)	(3,696)
Expired | shares	(44,000)
Ending balance | shares	0	837,807
Weighted average exercise price, Opening balance | $ / shares	$ 2.5	$ 0
Weighted average exercise price, Mako replacement warrants | $ / shares	0	2.5
Weighted average exercise price, Exercised | $ / shares	2.5	2.5
Weighted average exercise price, Expired | $ / shares	2.5
Weighted average exercise price, Ending balance | $ / shares	$ 0	$ 2.5
Weighted average remaining contractual life		4 months 17 days